Quarterly Report
January 31, 2021
MFS®  Global Alternative
Strategy Fund
DTR-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 73.1%
Aerospace – 1.1%
CACI International, Inc., “A” (a)	654	$157,758
Honeywell International, Inc.	2,352	459,510
KBR, Inc.	5,260	152,803
Kratos Defense & Security Solutions, Inc. (a)	1,706	45,277
L3Harris Technologies, Inc.	573	98,275
Leidos Holdings, Inc.	1,543	163,651
Lockheed Martin Corp.	269	86,570
Northrop Grumman Corp.	1,317	377,466
PAE, Inc. (a)	7,114	59,046
Raytheon Technologies Corp.	620	41,373
Rolls-Royce Holdings PLC (a)	134,594	168,076
Singapore Technologies Engineering Ltd.	27,300	75,870
		$1,885,675
Airlines – 0.0%
Alaska Air Group, Inc.	542	$26,466
Delta Air Lines, Inc.	487	18,487
Ryanair Holdings PLC, ADR (a)	359	34,130
		$79,083
Alcoholic Beverages – 1.0%
China Resources Beer Holdings Co. Ltd.	28,000	$249,118
Compania Cervecerias Unidas S.A., ADR	3,147	51,768
Constellation Brands, Inc., “A”	145	30,585
Diageo PLC	9,705	392,138
Heineken N.V.	1,325	138,023
Pernod Ricard S.A.	4,378	827,222
		$1,688,854
Apparel Manufacturers – 1.1%
Adidas AG (a)	290	$92,205
Burberry Group PLC (a)	1,111	26,160
Coats Group PLC (a)	56,000	47,188
Compagnie Financiere Richemont S.A.	2,182	203,025
LVMH Moet Hennessy Louis Vuitton SE	1,657	1,000,486
NIKE, Inc., “B”	1,859	248,344
PVH Corp.	978	83,384
Skechers USA, Inc., “A” (a)	4,725	162,918
		$1,863,710
Automotive – 0.6%
Continental AG	430	$60,402
Copart, Inc. (a)	1,765	193,709
Koito Manufacturing Co. Ltd.	1,100	70,676
Lear Corp.	353	53,218
LKQ Corp. (a)	3,601	126,359
Methode Electronics, Inc.	1,417	53,492
NGK Spark Plug Co. Ltd	3,100	57,786
Stanley Electric Co. Ltd.	2,600	81,531
Stoneridge, Inc. (a)	841	23,086
Tesla, Inc. (a)	261	207,111
Toyota Industries Corp.	600	47,332
USS Co. Ltd.	2,000	40,141
Visteon Corp. (a)	524	66,800
		$1,081,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 1.1%
Abcam PLC	1,403	$31,872
Abcam PLC (a)	504	11,658
Adaptive Biotechnologies Corp. (a)	1,570	87,088
AlloVir, Inc. (a)	820	29,987
Amicus Therapeutics, Inc. (a)	1,672	31,618
Berkeley Lights, Inc. (a)	198	14,256
BioAtla, Inc. (a)	642	28,229
Biogen, Inc. (a)	1,207	341,110
BioXcel Therapeutics, Inc. (a)	393	18,204
bluebird bio, Inc. (a)	575	25,616
BridgeBio Pharma, Inc. (a)	643	36,497
Illumina, Inc. (a)	69	29,424
Incyte Corp. (a)	3,134	281,276
Morphosys AG, ADR (a)	877	26,301
Neurocrine Biosciences, Inc. (a)	191	20,962
Novozymes A/S	4,548	273,981
Prelude Therapeutics, Inc. (a)	366	23,772
Regeneron Pharmaceuticals, Inc. (a)	209	105,303
Seagen, Inc. (a)	535	87,884
Seer, Inc. (a)	279	17,410
Twist Bioscience Corp. (a)	146	24,023
Vertex Pharmaceuticals, Inc. (a)	2,006	459,534
		$2,006,005
Broadcasting – 0.3%
Netflix, Inc. (a)(f)	951	$506,303
Brokerage & Asset Managers – 1.2%
Apollo Global Management, Inc.	1,160	$53,290
ASX Ltd.	1,488	81,418
BlackRock, Inc. (f)	529	370,967
Cboe Global Markets, Inc.	611	56,047
Charles Schwab Corp.	1,273	65,610
Computershare Ltd.	8,921	97,973
Daiwa Securities Group, Inc.	19,000	90,589
Euronext N.V.	782	84,318
Focus Financial Partners, “A” (a)	1,538	73,178
GCM Grosvenor (a)(z)	3,605	46,721
GCM Grosvenor, Inc.	1,285	16,654
Hamilton Lane, Inc., “A”	569	42,886
Hong Kong Exchanges & Clearing Ltd.	1,300	83,400
NASDAQ, Inc. (f)	4,812	650,919
Omni Bridgeway Ltd.	26,573	79,795
Raymond James Financial, Inc.	593	59,258
Schroders PLC	2,358	110,397
TMX Group Ltd.	341	32,891
WisdomTree Investments, Inc.	8,601	45,886
		$2,142,197
Business Services – 3.7%
Accenture PLC, “A”	4,577	$1,107,268
Amdocs Ltd.	904	63,840
Cancom SE	1,043	61,873
Clarivate PLC (a)	11,026	319,092
CoStar Group, Inc. (a)	372	334,692
Doshisha Co. Ltd.	4,200	74,945
Endava PLC, ADR (a)	316	24,983
Equifax, Inc.	2,164	383,266
EVO Payments, Inc., “A” (a)	2,022	46,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
ExlService Holdings, Inc. (a)	798	$61,191
Experian PLC	3,938	137,913
Fidelity National Information Services, Inc.	462	57,038
Fiserv, Inc. (a)(f)	4,369	448,653
Global Payments, Inc.	2,136	377,047
Intertek Group PLC	1,974	149,244
Keywords Studios PLC (a)	1,507	56,328
MSCI, Inc.	1,172	463,292
Nomura Research Institute Ltd.	5,900	196,991
Nuvei Corp. (a)	1,656	86,940
PayPal Holdings, Inc. (a)(f)	4,902	1,148,588
Proofpoint, Inc. (a)	441	56,924
SGS S.A.	72	218,971
Stamps.com, Inc. (a)	458	104,566
TriNet Group, Inc. (a)	713	52,840
Verisk Analytics, Inc., “A”	1,908	350,118
WNS (Holdings) Ltd., ADR (a)	1,402	94,186
		$6,477,214
Cable TV – 0.9%
Cable One, Inc.	11	$22,000
Charter Communications, Inc., “A” (a)	1,723	1,046,826
Comcast Corp., “A” (f)	10,538	522,369
Liberty Broadband Corp. (a)	340	49,657
		$1,640,852
Chemicals – 0.6%
Celanese Corp.	410	$50,082
Eastman Chemical Co.	2,202	216,567
Element Solutions, Inc.	4,213	71,747
FMC Corp.	596	64,541
Givaudan S.A.	133	536,927
Ingevity Corp. (a)	778	51,107
		$990,971
Computer Software – 7.0%
8x8, Inc. (a)	3,491	$123,058
ACI Worldwide, Inc. (a)	881	33,822
Adobe Systems, Inc. (a)	2,144	983,603
ANSYS, Inc. (a)	1,375	487,259
Asana, Inc. (a)	1,253	44,319
Atlassian Corp. PLC, “A” (a)	121	27,967
Autodesk, Inc. (a)	452	125,398
Avalara, Inc. (a)	229	34,350
Black Knight, Inc. (a)	1,481	120,983
Cadence Design Systems, Inc. (a)(f)	9,107	1,187,462
Certara, Inc. (a)	1,124	38,688
Citrix Systems, Inc.	972	129,577
Computer Modelling Group Ltd.	27,863	129,210
Coupa Software, Inc. (a)	346	107,215
CrowdStrike Holdings, Inc. (a)	2,248	485,118
Dassault Systemes S.A.	2,794	558,611
DocuSign, Inc. (a)	582	135,542
Eventbrite, Inc. (a)	4,668	83,324
Everbridge, Inc. (a)	532	70,719
McAfee Corp.	1,365	25,730
Microsoft Corp. (f)(s)	16,292	3,779,092
OBIC Co. Ltd.	1,300	243,318
Okta, Inc. (a)	753	195,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Open Lending Corp., “A” (a)	1,751	$63,544
Oracle Corp. (f)	15,771	953,041
Pagerduty, Inc. (a)	1,296	63,154
Paylocity Holding Corp. (a)	183	34,305
Ping Identity Holding Corp. (a)	2,205	65,952
Qualtrics International, “A” (a)	34	1,496
RingCentral, Inc. (a)	304	113,368
salesforce.com, inc. (a)	1,968	443,902
SAP SE	4,425	562,772
Synopsys, Inc. (a)	1,473	376,278
Topicus.Com, Inc. (a)	133	500
VeriSign, Inc. (a)(f)	944	183,202
VERTEX, Inc. (a)	2,336	76,738
Zendesk, Inc. (a)	239	34,473
Zoom Video Communications, Inc. (a)	450	167,431
Zscaler, Inc. (a)	378	75,487
		$12,365,042
Computer Software - Systems – 3.4%
Alten S.A. (a)	763	$80,649
Amadeus IT Group S.A. (a)	8,928	565,148
Apple, Inc. (f)(s)	19,089	2,518,984
Box, Inc., “A” (a)	2,068	35,859
Constellation Software, Inc.	70	85,274
EMIS Group PLC	5,053	79,896
EPAM Systems, Inc. (a)	829	285,533
Five9, Inc. (a)	200	33,250
Fujitsu Ltd.	600	91,368
Hitachi Ltd.	14,200	586,516
HP, Inc.	4,689	114,130
Kinaxis, Inc. (a)	1,225	170,049
NICE Systems Ltd., ADR (a)	523	136,649
Q2 Holdings, Inc. (a)	729	93,305
Rapid7, Inc. (a)	1,200	104,184
Samsung Electronics Co. Ltd.	953	69,552
ServiceNow, Inc. (a)	669	363,374
Temenos AG	436	55,237
TransUnion	1,716	149,361
Venture Corp. Ltd.	10,000	148,572
Verint Systems, Inc. (a)	1,644	121,377
Zebra Technologies Corp., “A” (a)	207	80,281
		$5,968,548
Conglomerates – 0.1%
Ansell Ltd.	4,833	$135,612
DCC PLC	1,268	95,832
		$231,444
Construction – 1.3%
Armstrong World Industries, Inc.	631	$49,351
AZEK Co. LLC (a)	1,888	75,312
Forterra PLC (a)	10,548	37,414
Fortune Brands Home & Security, Inc.	490	42,263
GMS, Inc. (a)	1,297	37,600
Lennar Corp.	1,397	116,161
Masco Corp.	1,685	91,512
Mid-America Apartment Communities, Inc., REIT	443	58,808
Otis Worldwide Corp.	435	28,123
Pool Corp.	279	98,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Pulte Homes, Inc.	3,614	$157,209
Sherwin-Williams Co. (f)	871	602,558
Stanley Black & Decker, Inc.	470	81,540
Summit Materials, Inc., “A” (a)	1,795	36,851
Techtronic Industries Co. Ltd.	6,500	97,460
Toll Brothers, Inc. (f)	6,546	334,501
Toto Ltd.	800	44,442
Trex Co., Inc. (a)	499	45,793
Vulcan Materials Co.	1,502	224,008
		$2,259,722
Consumer Products – 2.1%
Colgate-Palmolive Co. (f)	7,083	$552,474
Energizer Holdings, Inc.	2,084	91,362
Estee Lauder Cos., Inc., “A”	748	177,014
Kao Corp.	4,900	356,651
Kimberly-Clark Corp.	248	32,761
Kobayashi Pharmaceutical Co. Ltd.	7,400	833,719
L’Oréal S.A.	2,380	834,248
Newell Brands, Inc.	3,482	83,638
Prestige Brands Holdings, Inc. (a)	1,059	42,360
Procter & Gamble Co.	903	115,774
Reckitt Benckiser Group PLC	5,062	429,875
Reynolds Consumer Products, Inc.	1,039	31,170
Scotts Miracle-Gro Co.	621	137,496
		$3,718,542
Consumer Services – 0.6%
51job, Inc., ADR (a)	410	$27,003
Asante, Inc.	4,500	66,462
Boyd Group Services, Inc.	211	39,121
Bright Horizons Family Solutions, Inc. (a)	1,257	191,026
BrightView Holdings, Inc. (a)	1,780	25,240
Carsales.com Ltd.	992	14,839
Grand Canyon Education, Inc. (a)	1,135	96,407
MakeMyTrip Ltd. (a)	3,534	100,825
Meitec Corp.	1,800	94,614
Peloton Interactive, Inc., “A” (a)	1,417	207,066
Persol Holdings Co. Ltd.	1,100	20,681
Regis Corp. (a)	2,882	27,350
Seek Ltd.	929	19,824
Uber Technologies, Inc. (a)	2,017	102,726
		$1,033,184
Containers – 0.6%
Berry Global, Inc. (a)	2,159	$106,590
Brambles Ltd.	8,194	66,498
Gerresheimer AG	1,598	170,169
Graphic Packaging Holding Co.	26,859	420,612
Owens Corning	1,385	107,476
Pactiv Evergreen, Inc. (a)	2,747	38,815
SIG Combibloc Group AG	5,119	121,948
Silgan Holdings, Inc.	1,113	40,547
WestRock Co.	1,173	48,597
		$1,121,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.7%
Advanced Drainage Systems, Inc.	249	$20,538
AMETEK, Inc.	1,263	143,047
Generac Holdings, Inc. (a)	279	68,751
Halma PLC	22,843	772,756
Johnson Controls International PLC	1,962	97,747
Legrand S.A.	1,091	100,490
Littlefuse, Inc.	130	31,638
Rockwell Automation, Inc.	1,098	272,886
Schneider Electric SE	7,159	1,050,790
Sensata Technologies Holding PLC (a)	2,543	138,593
Spectris PLC	4,963	206,450
TE Connectivity Ltd.	574	69,110
TriMas Corp. (a)	1,821	57,635
WESCO International, Inc. (a)	931	70,858
		$3,101,289
Electronics – 3.6%
Advanced Energy Industries, Inc. (a)	875	$89,757
Analog Devices, Inc.	3,118	459,375
Applied Materials, Inc.	591	57,138
Array Technologies, Inc. (a)	1,675	68,273
ASM International N.V.	736	188,638
ASM Pacific Technology Ltd.	5,200	75,644
Broadcom, Inc.	312	140,556
Corning, Inc.	1,110	39,816
Entegris, Inc.	1,588	156,243
Intel Corp. (f)	19,404	1,077,116
Kyocera Corp.	900	57,772
Lam Research Corp.	89	43,072
Marvell Technology Group Ltd.	1,366	70,294
Monolithic Power Systems, Inc.	714	253,677
nLIGHT, Inc. (a)	1,027	32,535
NVIDIA Corp.	1,797	933,703
NXP Semiconductors N.V.	1,113	178,603
Plexus Corp. (a)	848	65,228
Shoals Technologies Group, Inc. (a)	935	31,725
Silicon Laboratories, Inc. (a)	312	40,925
Silicon Motion Technology Corp., ADR	1,912	94,472
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	77,119
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,368	1,624,479
Texas Instruments, Inc. (f)	3,075	509,497
		$6,365,657
Energy - Independent – 0.4%
Cabot Oil & Gas Corp.	1,749	$32,059
ConocoPhillips	828	33,145
Devon Energy Corp.	3,093	50,911
Diamondback Energy, Inc.	818	46,372
Hess Corp.	680	36,706
Magnolia Oil & Gas Corp., “A” (a)	6,687	56,639
Oil Search Ltd.	13,087	39,143
Pioneer Natural Resources Co.	614	74,233
Valero Energy Corp.	4,770	269,171
Viper Energy Partners LP	2,262	31,080
		$669,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.2%
Cairn Energy PLC	13,031	$32,209
Eni S.p.A.	3,836	38,723
Exxon Mobil Corp.	3,281	147,120
Galp Energia SGPS S.A.	5,660	56,562
Idemitsu Kosan Co. Ltd.	2,100	49,595
		$324,209
Engineering - Construction – 0.2%
APi Group, Inc. (a)	2,713	$48,590
Construction Partners, Inc., “A” (a)	625	17,762
Quanta Services, Inc.	4,049	285,333
		$351,685
Entertainment – 0.1%
IMAX Corp. (a)	1,731	$32,716
Manchester United PLC, “A”	3,260	46,977
Six Flags Entertainment Corp.	1,166	39,877
		$119,570
Food & Beverages – 2.4%
Archer Daniels Midland Co.	1,045	$52,260
Britvic PLC	6,995	71,693
Chocoladefabriken Lindt & Sprungli AG	39	338,445
Coca-Cola European Partners PLC	902	41,916
Danone S.A.	6,394	426,001
Hostess Brands, Inc. (a)	4,545	69,766
Ingredion, Inc.	420	31,697
J.M. Smucker Co.	370	43,072
Kellogg Co.	603	35,541
Laird Superfood, Inc. (a)	258	11,182
Mondelez International, Inc.	3,367	186,666
Nestle S.A.	13,560	1,519,081
Nestle S.A., ADR	3,782	424,719
Nomad Foods Ltd. (a)	1,012	25,401
PepsiCo, Inc.	386	52,716
S Foods, Inc.	2,000	66,262
Sanderson Farms, Inc.	557	75,858
Toyo Suisan Kaisha Ltd.	6,800	334,985
Tyson Foods, Inc., “A”	7,364	473,579
		$4,280,840
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A” (l)	2,374	$41,237
Grocery Outlet Holding Corp. (a)	1,192	50,887
JM Holdings Co. Ltd.	3,800	74,295
Kroger Co.	4,544	156,768
Sugi Holdings Co. Ltd.	500	32,802
Sundrug Co. Ltd.	3,100	122,970
Wal-Mart Stores, Inc.	1,566	220,007
		$698,966
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR (a)	10,243	$116,053
Gaming & Lodging – 0.4%
Flutter Entertainment PLC (a)	3,473	$645,822
Penn National Gaming, Inc. (a)	289	29,975
Wyndham Hotels & Resorts, Inc.	1,419	82,543
		$758,340

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.2%
B&M European Value Retail S.A.	13,269	$97,302
Dollar General Corp.	250	48,652
Dollar Tree, Inc. (a)	303	30,803
Dollarama, Inc.	3,845	150,312
Ollie's Bargain Outlet Holdings, Inc. (a)	334	31,640
		$358,709
Health Maintenance Organizations – 0.4%
Cigna Corp. (f)	2,728	$592,112
Humana, Inc.	470	180,062
		$772,174
Insurance – 2.5%
AIA Group Ltd.	71,000	$869,921
Allstate Corp.	2,633	282,205
American International Group, Inc.	789	29,540
Aon PLC	2,597	527,451
Arthur J. Gallagher & Co.	1,751	202,083
Assurant, Inc.	450	60,962
Athene Holding Ltd. (a)	973	39,786
Beazley PLC	36,267	154,739
Chubb Ltd.	2,658	387,191
Cincinnati Financial Corp.	470	39,522
CNO Financial Group, Inc.	2,722	57,734
Equitable Holdings, Inc.	12,291	304,571
Everest Re Group Ltd.	901	190,183
GoHealth, Inc. (a)	1,379	18,354
Hanover Insurance Group, Inc.	669	75,242
Hartford Financial Services Group, Inc.	1,509	72,462
Hiscox Ltd. (a)	3,272	41,502
Marsh & McLennan Cos., Inc.	2,611	286,975
MetLife, Inc. (f)	11,318	544,962
Reinsurance Group of America, Inc.	665	69,858
Selective Insurance Group, Inc.	622	40,418
SelectQuote, Inc. (a)	1,087	22,957
Third Point Reinsurance Ltd. (a)	4,516	41,683
Willis Towers Watson PLC	311	63,114
Zurich Insurance Group AG	217	86,392
		$4,509,807
Internet – 3.5%
Alphabet, Inc., “A” (a)	724	$1,323,009
Alphabet, Inc., “C” (a)	818	1,501,635
Facebook, Inc., “A” (a)(f)	5,328	1,376,382
IAC/InterActiveCorp (a)	691	145,076
Match Group, Inc. (a)	2,129	297,762
Naver Corp.	1,728	529,862
NetEase.com, Inc., ADR	1,061	122,004
Scout24 AG	592	45,835
Tencent Holdings Ltd.	9,300	814,151
		$6,155,716
Leisure & Toys – 1.2%
Activision Blizzard, Inc.	5,653	$514,423
Brunswick Corp.	1,171	101,245
Electronic Arts, Inc.	4,370	625,784
Funko, Inc., “A” (a)	2,582	30,855
Malibu Boats, Inc., “A” (a)	816	57,210
Mattel, Inc. (a)	2,010	36,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Nintendo Co. Ltd.	100	$57,836
Polaris, Inc.	1,970	229,840
Prosus N.V.	433	50,350
Take-Two Interactive Software, Inc. (a)	1,601	320,920
Thule Group AB (a)	848	31,520
Yamaha Corp.	600	33,925
		$2,090,329
Machinery & Tools – 3.3%
AGCO Corp. (f)	8,737	$968,933
Azbil Corp.	2,000	101,678
Belimo Holding AG	18	138,827
Cummins, Inc.	837	196,210
Daikin Industries Ltd.	800	170,324
Eaton Corp. PLC	4,137	486,925
Enerpac Tool Group Corp.	1,295	26,250
GEA Group AG	8,123	281,885
Hydrofarm Holdings Group, Inc. (a)	257	19,406
IDEX Corp.	662	123,258
Illinois Tool Works, Inc.	2,340	454,451
Ingersoll Rand, Inc. (a)	1,843	77,111
ITT, Inc.	928	69,331
Kennametal, Inc.	662	25,077
Kubota Corp.	5,300	116,800
Nordson Corp.	748	133,884
Regal Beloit Corp.	5,609	703,817
Ritchie Bros. Auctioneers, Inc.	672	39,587
Ritchie Bros. Auctioneers, Inc.	9,279	547,924
Roper Technologies, Inc.	575	225,923
Schindler Holding AG	839	221,818
SMC Corp.	100	60,694
Spirax-Sarco Engineering PLC	3,910	593,587
Trane Technologies PLC	157	22,506
		$5,806,206
Major Banks – 1.5%
Bank of America Corp. (f)	18,849	$558,873
Bank of Ireland Group PLC (a)	14,346	53,621
Bank of New York Mellon Corp.	6,192	246,627
BNP Paribas (a)	2,635	127,205
Capital One Financial Corp.	918	95,711
Comerica, Inc.	659	37,695
Credit Suisse Group AG	4,822	63,635
Goldman Sachs Group, Inc.	244	66,165
JPMorgan Chase & Co. (f)	6,274	807,276
KeyCorp	2,959	49,889
Mitsubishi UFJ Financial Group, Inc.	16,100	72,540
Morgan Stanley	1,988	133,295
NatWest Group PLC (a)	23,896	48,031
PNC Financial Services Group, Inc.	352	50,519
State Street Corp.	558	39,060
TCF Financial Corp.	1,504	58,445
UBS Group AG	4,880	70,536
		$2,579,123
Medical & Health Technology & Services – 1.7%
AmerisourceBergen Corp.	361	$37,616
Burning Rock Biotech Ltd. (a)	3,307	99,772
Charles River Laboratories International, Inc. (a)	812	210,349

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
CVS Health Corp. (f)	3,771	$270,192
Guardant Health, Inc. (a)	173	26,901
HCA Healthcare, Inc.	2,569	417,411
Health Catalyst, Inc. (a)	655	32,540
Healthcare Services Group, Inc.	256	8,300
HealthEquity, Inc. (a)	351	29,326
Hogy Medical Co. Ltd.	2,200	67,130
ICON PLC (a)	1,137	231,732
IDEXX Laboratories, Inc. (a)	579	277,156
Laboratory Corp. of America Holdings (a)	503	115,142
McKesson Corp.	3,642	635,420
PRA Health Sciences, Inc. (a)	1,919	236,498
Premier, Inc., “A”	2,768	93,752
Quest Diagnostics, Inc.	395	51,014
Schrodinger, Inc. (a)	296	26,738
Syneos Health, Inc. (a)	223	16,580
Universal Health Services, Inc.	1,582	197,244
		$3,080,813
Medical Equipment – 2.8%
Acutus Medical, Inc. (a)	1,199	$31,042
Agilent Technologies, Inc.	997	119,809
Avantor, Inc. (a)	2,852	84,105
Becton, Dickinson and Co.	187	48,955
Bio-Techne Corp.	779	253,105
Boston Scientific Corp. (a)	6,280	222,563
Danaher Corp.	1,680	399,571
Dentsply Sirona, Inc.	804	43,006
EssilorLuxottica	3,332	472,535
Koninklijke Philips N.V.	2,518	137,370
Maravai Lifesciences Holdings, Inc., “A” (a)	1,751	61,005
Masimo Corp. (a)	626	160,206
Medtronic PLC	5,509	613,317
Merit Medical Systems, Inc. (a)	790	42,779
Nevro Corp. (a)	185	29,931
Nihon Kohden Corp.	2,200	65,743
OptiNose, Inc. (a)	2,418	9,624
OrthoPediatrics Corp. (a)	562	25,953
Outset Medical, Inc. (a)	497	25,760
PerkinElmer, Inc.	1,930	283,845
QIAGEN N.V. (a)	4,477	242,695
Shimadzu Corp.	3,600	137,734
Silk Road Medical, Inc. (a)	424	23,121
Smith & Nephew PLC	3,315	69,811
STERIS PLC	1,111	207,879
Terumo Corp.	2,000	78,232
Thermo Fisher Scientific, Inc. (f)	1,897	966,901
West Pharmaceutical Services, Inc.	343	102,725
Zimmer Biomet Holdings, Inc.	490	75,298
		$5,034,620
Metals & Mining – 0.0%
Howmet Aerospace, Inc.	597	$14,674
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	283	$25,187
China Resources Gas Group Ltd.	10,000	50,043
Italgas S.p.A.	15,939	95,675
New Jersey Resources Corp.	1,759	61,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – continued
NiSource, Inc.	1,237	$27,399
Sempra Energy	1,872	231,679
South Jersey Industries, Inc.	2,791	64,472
		$556,038
Natural Gas - Pipeline – 0.3%
APA Group	4,260	$31,747
Enterprise Products Partners LP	1,199	24,256
Equitrans Midstream Corp.	1,122	7,461
Plains GP Holdings LP	10,762	92,984
Targa Resources Corp.	7,753	212,200
TC Energy Corp.	978	41,919
Williams Cos., Inc.	6,603	140,182
		$550,749
Network & Telecom – 0.2%
CoreSite Realty Corp., REIT	1,395	$187,544
Equinix, Inc., REIT	46	34,038
Motorola Solutions, Inc.	324	54,286
QTS Realty Trust, Inc., REIT, “A”	1,553	101,101
VTech Holdings Ltd.	8,200	65,678
		$442,647
Oil Services – 0.1%
ChampionX Corp. (a)	3,075	$47,017
Frank's International N.V. (a)	9,641	26,802
Halliburton Co.	1,279	22,549
Schlumberger Ltd.	4,821	107,074
		$203,442
Other Banks & Diversified Financials – 3.2%
AIB Group PLC (a)	26,232	$46,796
Air Lease Corp.	793	31,426
Bank of Hawaii Corp.	715	55,906
Bank OZK	674	25,046
Brookline Bancorp, Inc.	3,718	46,809
Cathay General Bancorp, Inc.	2,356	79,680
Chiba Bank Ltd.	16,400	90,114
Citigroup, Inc. (f)	21,216	1,230,316
Credicorp Ltd.	1,121	168,520
Discover Financial Services	639	53,382
dMY Technology Group, Inc. II (a)	3,151	65,383
East West Bancorp, Inc.	1,554	93,147
Element Fleet Management Corp.	7,673	71,285
Encore Capital Group, Inc. (a)	1,747	51,886
First Hawaiian, Inc.	2,771	64,426
Grupo Financiero Banorte S.A. de C.V. (a)	35,129	174,060
Hanmi Financial Corp.	2,362	32,643
HDFC Bank Ltd. (a)	4,910	93,577
HDFC Bank Ltd., ADR (a)	6,129	441,901
ING Groep N.V. (a)	6,564	58,303
Insu Acquisition Corp. II (a)	2,872	42,333
Julius Baer Group Ltd.	1,186	71,899
KBC Group N.V. (a)	1,059	74,034
Lakeland Financial Corp.	893	52,419
Macquarie Group Ltd.	585	58,464
Metropolitan Bank & Trust Co.	86,717	81,167
Northern Trust Corp.	926	82,590
Prosperity Bancshares, Inc.	1,828	123,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Sandy Spring Bancorp, Inc.	717	$23,826
Signature Bank	776	128,187
SLM Corp.	9,107	126,405
SVB Financial Group (a)	112	49,031
Synchrony Financial	6,094	205,063
Textainer Group Holdings Ltd. (a)	3,112	56,358
Truist Financial Corp.	2,442	117,167
TS Innovation Acquisitions Corp. (a)	1,353	19,754
U.S. Bancorp	6,881	294,851
UMB Financial Corp.	1,145	81,261
Umpqua Holdings Corp.	7,058	102,411
Visa, Inc., “A” (f)	3,751	724,881
Wintrust Financial Corp.	1,507	90,706
Zions Bancorp NA	2,119	93,533
		$5,674,226
Pharmaceuticals – 3.2%
Annexon, Inc. (a)	1,234	$27,148
Bayer AG	5,401	327,162
Collegium Pharmaceutical, Inc. (a)	774	18,684
Elanco Animal Health, Inc. (a)	1,014	29,436
Eli Lilly & Co. (f)	4,061	844,566
GW Pharmaceuticals PLC, ADR (a)	298	45,436
Harmony Biosciences Holdings (a)	779	27,935
Johnson & Johnson (f)	11,721	1,912,047
Kyowa Kirin Co. Ltd.	3,600	107,046
Merck & Co., Inc. (f)	5,708	439,916
Novartis AG	2,324	210,106
Novo Nordisk A.S., “B”	2,887	200,807
Orchard RX Ltd., ADR (a)	683	3,927
Roche Holding AG	2,848	982,052
Santen Pharmaceutical Co. Ltd.	13,500	223,099
SpringWorks Therapeutics, Inc. (a)	518	43,155
Turning Point Therapeutics, Inc. (a)	244	30,620
Viatris, Inc. (a)	1,914	32,519
Zoetis, Inc.	1,527	235,540
		$5,741,201
Pollution Control – 0.1%
GFL Environmental, Inc.	2,035	$57,570
Republic Services, Inc.	421	38,109
U.S. Ecology, Inc. (a)	1,113	36,729
		$132,408
Precious Metals & Minerals – 0.5%
Agnico-Eagle Mines Ltd.	6,414	$447,764
Agnico-Eagle Mines Ltd.	1,143	79,839
Franco-Nevada Corp.	2,303	274,343
Wheaton Precious Metals Corp.	3,509	144,119
		$946,065
Printing & Publishing – 0.2%
China Literature Ltd. (a)	12,200	$116,088
Wolters Kluwer N.V.	2,828	234,880
		$350,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.6%
Canadian National Railway Co.	4,485	$453,747
Canadian Pacific Railway Ltd.	146	49,088
CSX Corp.	2,498	214,216
Kansas City Southern Co.	459	93,026
Sankyu, Inc.	1,400	53,029
StealthGas, Inc. (a)	2,413	6,394
Union Pacific Corp.	1,257	248,220
		$1,117,720
Real Estate – 2.1%
Annaly Mortgage Management, Inc., REIT	2,034	$16,516
Ascendas Real Estate Investment Trust, REIT	36,202	83,937
Big Yellow Group PLC, REIT	2,665	40,385
Boston Properties, Inc., REIT	235	21,448
Brixmor Property Group, Inc., REIT	4,335	73,392
Broadstone Net Lease, Inc.	2,146	38,692
Concentradora Fibra Danhos S.A. de C.V., REIT	46,202	55,130
Corporate Office Properties Trust, REIT	1,029	27,032
Deutsche Wohnen SE	5,077	251,870
Douglas Emmett, Inc.	727	20,145
Empire State Realty Trust, REIT, “A”	4,321	42,605
ESR Cayman Ltd. (a)	44,200	157,913
Extra Space Storage, Inc., REIT	212	24,123
Grand City Properties S.A.	4,270	106,217
Hibernia PLC, REIT	44,430	59,094
Host Hotels & Resorts, Inc., REIT	2,680	36,314
Industrial Logistics Properties Trust, REIT	4,773	101,235
LEG Immobilien AG	782	112,361
Lexington Realty Trust, REIT	3,914	40,119
Life Storage, Inc., REIT	1,455	118,699
Mapletree Commercial Trust, REIT	38,600	60,149
Medical Properties Trust, Inc., REIT	2,320	48,975
Office Properties Income Trust, REIT	1,615	37,371
Omega Healthcare Investors, Inc., REIT	10,173	368,466
Public Storage, Inc., REIT	1,147	261,080
Spirit Realty Capital, Inc., REIT	680	26,221
STAG Industrial, Inc., REIT	6,017	179,307
STORE Capital Corp., REIT	10,138	314,481
Sun Communities, Inc., REIT	402	57,538
TAG Immobilien AG	19,204	591,481
Two Harbors Investment Corp., REIT	10,367	62,928
Urban Edge Properties, REIT	2,916	40,212
VICI Properties, Inc., REIT	2,286	57,790
W.P. Carey, Inc., REIT	1,983	131,671
		$3,664,897
Restaurants – 0.4%
Aramark	1,063	$36,450
Chipotle Mexican Grill, Inc., “A” (a)	52	76,960
Domino's Pizza, Inc.	1,098	407,095
Performance Food Group Co. (a)	345	16,174
Starbucks Corp.	690	66,799
Texas Roadhouse, Inc.	235	17,909
Wendy's Co.	903	18,421
Yum China Holdings, Inc.	927	52,570
		$692,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	117	$31,211
Akzo Nobel N.V.	902	91,456
Ashland Global Holdings, Inc.	458	36,635
Avient Corp.	1,602	61,565
Axalta Coating Systems Ltd. (a)	5,423	146,367
Compass Minerals International, Inc.	777	45,268
Corteva, Inc.	1,465	58,395
Croda International PLC	2,082	179,318
DuPont de Nemours, Inc.	1,363	108,290
Ferro Corp. (a)	7,566	104,335
Kansai Paint Co. Ltd.	4,800	141,882
Linde PLC	3,656	897,464
Nitto Denko Corp.	900	81,652
Sika AG	2,261	615,286
Symrise AG	736	91,729
Tikkurila Oyj	4,822	192,230
Univar Solutions, Inc. (a)	4,040	75,104
		$2,958,187
Specialty Stores – 3.1%
Amazon.com, Inc.(a)(f)(s)	946	$3,033,065
AutoZone, Inc. (a)	30	33,551
Best Buy Co., Inc.	1,072	116,655
Burlington Stores, Inc. (a)	554	137,891
Costco Wholesale Corp.	988	348,201
Home Depot, Inc.	1,105	299,256
Just Eat Takeaway.com (a)	943	108,171
Leslie's, Inc. (a)	3,386	96,840
Lowe's Cos., Inc.	1,163	194,047
Lululemon Athletica, Inc. (a)	282	92,688
O'Reilly Automotive, Inc. (a)	224	95,305
Petco Health & Wellness Co., Inc. (a)	2,450	63,773
Ross Stores, Inc.	370	41,177
Ryohin Keikaku Co. Ltd.	3,200	76,698
Target Corp. (f)	3,363	609,275
Tractor Supply Co.	155	21,970
Urban Outfitters, Inc. (a)	3,415	93,673
Vroom, Inc. (a)	1,039	38,266
Zumiez, Inc. (a)	1,581	68,109
		$5,568,611
Telecommunications - Wireless – 0.7%
Advanced Info Service Public Co. Ltd.	5,900	$33,906
American Tower Corp., REIT	888	201,896
Cellnex Telecom S.A.	2,207	129,389
KDDI Corp.	2,700	79,505
SBA Communications Corp., REIT	2,493	669,794
SoftBank Group Corp.	1,100	84,744
T-Mobile USA, Inc. (a)	356	44,884
		$1,244,118
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	2,415	$35,169
Infrastrutture Wireless Italiane S.p.A.	9,380	100,911
Tele2 AB, “B”	2,836	39,103
Verizon Communications, Inc.	3,091	169,232
		$344,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
Altria Group, Inc.	6,465	$265,582
British American Tobacco PLC	2,832	103,118
Japan Tobacco, Inc.	2,800	55,640
Philip Morris International, Inc. (f)	7,485	596,180
Swedish Match AB	1,289	99,377
		$1,119,897
Trucking – 0.4%
CryoPort, Inc. (a)	1,192	$81,294
Hamakyorex Co. Ltd.	1,800	52,695
Knight-Swift Transportation Holdings, Inc.	1,983	79,320
Schneider National, Inc.	3,698	77,658
Seino Holdings Co. Ltd.	8,500	109,714
SG Holdings Co. Ltd.	4,500	115,148
United Parcel Service, Inc., “B”	749	116,095
		$631,924
Utilities - Electric Power – 1.9%
AES Corp.	10,128	$247,022
ALLETE, Inc.	252	15,836
Ameren Corp.	609	44,286
American Electric Power Co., Inc.	269	21,765
Black Hills Corp.	1,206	71,299
CenterPoint Energy, Inc.	1,117	23,558
CenterPoint Energy, Inc. (a)(z)	1,215	25,624
CLP Holdings Ltd.	4,500	42,147
CMS Energy Corp.	1,036	58,928
Dominion Energy, Inc.	3,495	254,751
Duke Energy Corp. (f)	5,415	509,010
E.ON SE	4,056	42,970
Edison International	671	39,025
Eversource Energy	777	67,987
Exelon Corp. (f)	7,946	330,236
Iberdrola S.A.	7,421	100,642
NextEra Energy, Inc.	563	45,530
NRG Energy, Inc.	12,089	500,605
Orsted A.S.	301	56,881
PG&E Corp. (a)	7,843	89,645
Pinnacle West Capital Corp.	795	59,824
Portland General Electric Co.	1,551	65,592
Public Service Enterprise Group, Inc.	1,180	66,587
Southern Co.	8,422	496,224
Vistra Corp.	5,674	113,310
		$3,389,284
Total Common Stocks		$129,577,655
Bonds – 19.4%
Aerospace – 0.6%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	$83,000	$92,587
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	160,000	179,342
L3Harris Technologies, Inc., 3.85%, 6/15/2023	238,000	256,342
Lockheed Martin Corp., 2.9%, 3/01/2025	333,000	361,903
Lockheed Martin Corp., 3.55%, 1/15/2026	125,000	141,238
Lockheed Martin Corp., 2.8%, 6/15/2050	32,000	33,090
		$1,064,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.5%
Aptiv PLC, 5.4%, 3/15/2049	$150,000	$188,321
Hyundai Capital America, 6.375%, 4/08/2030 (n)	371,000	489,457
Lear Corp., 3.8%, 9/15/2027	221,000	246,724
		$924,502
Broadcasting – 0.6%
Discovery Communications LLC, 3.625%, 5/15/2030	$150,000	$168,835
Discovery Communications LLC, 4%, 9/15/2055 (n)	119,000	127,787
Prosus N.V., 3.68%, 1/21/2030 (n)	200,000	215,889
Walt Disney Co., 3.35%, 3/24/2025	160,000	176,497
Walt Disney Co., 3.5%, 5/13/2040	160,000	179,850
Walt Disney Co., 3.8%, 5/13/2060	150,000	176,715
		$1,045,573
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp., 3.2%, 1/25/2028	$156,000	$174,661
E*TRADE Financial Corp., 2.95%, 8/24/2022	173,000	179,344
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	149,409
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	277,000	313,101
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	66,000	64,775
Raymond James Financial, 4.65%, 4/01/2030	167,000	203,173
		$1,084,463
Building – 0.3%
Masco Corp., 4.375%, 4/01/2026	$302,000	$351,274
Vulcan Materials Co., 3.5%, 6/01/2030	137,000	156,013
		$507,287
Business Services – 0.7%
Fiserv, Inc., 4.4%, 7/01/2049	$75,000	$94,045
Mastercard, Inc., 3.85%, 3/26/2050	182,000	226,286
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	224,000	249,854
Verisk Analytics, Inc., 4.125%, 3/15/2029	323,000	380,623
Visa, Inc., 2.05%, 4/15/2030	100,000	104,404
Visa, Inc., 2.7%, 4/15/2040	200,000	209,424
		$1,264,636
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$450,181
Comcast Corp., 3.75%, 4/01/2040	100,000	115,835
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	250,000	312,629
		$878,645
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$413,000	$481,933
Microsoft Corp., 2.525%, 6/01/2050	350,000	351,871
		$833,804
Computer Software - Systems – 0.1%
Apple, Inc., 2.65%, 5/11/2050	$87,000	$87,423
Conglomerates – 0.1%
Roper Technologies, Inc., 2%, 6/30/2030	$159,000	$159,878
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$322,127
Whirlpool Corp., 4.75%, 2/26/2029	228,000	275,431
		$597,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$260,000	$292,326
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$306,000	$333,663
Broadcom, Inc., 5%, 4/15/2030	175,000	208,385
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	200,000	218,145
		$760,193
Emerging Market Quasi-Sovereign – 0.4%
Ecopetrol S.A., 5.375%, 6/26/2026	$237,000	$269,232
Ecopetrol S.A., 6.875%, 4/29/2030	356,000	443,220
		$712,452
Emerging Market Sovereign – 0.6%
Oriental Republic of Uruguay, 4.375%, 1/23/2031	$200,000	$240,502
Republic of Colombia, 4.125%, 5/15/2051	200,000	209,800
Republic of Panama, 2.252%, 9/29/2032	241,000	243,048
State of Qatar, 3.75%, 4/16/2030 (n)	200,000	232,720
United Mexican States, 2.659%, 5/24/2031	200,000	198,908
		$1,124,978
Energy - Independent – 0.1%
Hess Corp., 5.8%, 4/01/2047	$150,000	$184,755
Energy - Integrated – 0.1%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$200,000	$240,495
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	$100,000	$108,296
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	101,851
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	88,000	85,979
		$296,126
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$307,000	$349,015
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	204,358
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	145,805
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	338,456
Constellation Brands, Inc., 3.15%, 8/01/2029	168,000	184,541
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	320,121
		$1,542,296
Forest & Paper Products – 0.1%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$200,000	$225,000
Gaming & Lodging – 0.1%
Marriott International, Inc., 4.625%, 6/15/2030	$50,000	$57,108
Marriott International, Inc., 3.5%, 10/15/2032	128,000	135,650
		$192,758
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$227,607
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$306,000	$397,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.4%
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030	$121,000	$134,670
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	145,000	164,787
Progressive Corp., 4.125%, 4/15/2047	157,000	199,889
Willis North America, Inc., 3.875%, 9/15/2049	200,000	234,851
		$734,197
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$200,000	$207,000
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$380,283
Major Banks – 2.6%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$108,000	$107,604
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	700,000	767,968
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	397,617
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	159,000	165,580
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	250,000	249,928
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	400,000	415,092
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	450,000	456,716
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	550,000	629,071
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	100,000	107,835
Morgan Stanley, 3.125%, 7/27/2026	364,000	403,081
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	306,000	347,994
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	196,591
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	354,628
		$4,599,705
Medical & Health Technology & Services – 0.8%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$218,480
Becton, Dickinson and Co., 2.823%, 5/20/2030	350,000	377,790
HCA, Inc., 5.125%, 6/15/2039	176,000	218,850
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	225,000	247,938
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	205,000	260,645
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050	99,000	103,645
		$1,427,348
Medical Equipment – 0.1%
Boston Scientific Corp., 3.75%, 3/01/2026	$84,000	$94,822
Danaher Corp., 2.6%, 10/01/2050	135,000	131,907
		$226,729
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$234,723
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	70,000	70,581
		$305,304
Midstream – 0.8%
Energy Transfer Partners LP, 5.15%, 3/15/2045	$150,000	$157,824
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	220,000	222,413
MPLX LP, 4.5%, 4/15/2038	182,000	203,445
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	175,000	181,978
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	147,153
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	381,023
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	102,000	118,691
		$1,412,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$160,000	$180,675
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 4.081%, 6/15/2039	180,000	199,744
State of Florida, “A”, 2.154%, 7/01/2030	132,000	137,971
		$518,390
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$85,000	$118,700
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$586,649
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$364,000	$379,903
AT&T, Inc., 3.3%, 2/01/2052	185,000	173,697
		$553,600
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$100,000	$114,916
Pollution Control – 0.1%
Republic Services, Inc., 1.45%, 2/15/2031	$175,000	$168,855
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, 1.7%, 2/15/2031	$141,000	$138,578
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030	$119,000	$122,235
W.P. Carey, Inc., 2.4%, 2/01/2031	181,000	184,935
		$307,170
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$173,000	$195,566
Realty Income Corp., REIT, 3.25%, 1/15/2031	155,000	172,381
Regency Centers Corp., 3.7%, 6/15/2030	225,000	251,798
STORE Capital Corp., 2.75%, 11/18/2030	210,000	212,776
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	54,000	59,357
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	169,000	179,837
		$1,071,715
Retailers – 0.2%
Best Buy Co., Inc., 1.95%, 10/01/2030	$187,000	$184,866
Home Depot, Inc., 3.9%, 6/15/2047	195,000	236,175
		$421,041
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$343,877
American Tower Corp., REIT, 5%, 2/15/2024	200,000	225,295
American Tower Corp., REIT, 4%, 6/01/2025	264,000	295,617
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	708,489
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	413,770
Rogers Communications, Inc., 3.7%, 11/15/2049	188,000	211,450
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	240,000	263,087
		$2,461,585
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/2024 (n)	$200,000	$208,830
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	197,000	220,898
		$429,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.6%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$438,000	$575,799
U.S. Treasury Bonds, 3%, 2/15/2048 (f)	186,000	233,750
U.S. Treasury Notes, 1.125%, 8/15/2040	310,000	282,100
		$1,091,649
Utilities - Electric Power – 1.4%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$199,350
American Electric Power Co., Inc., 2.3%, 3/01/2030	105,000	107,617
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	74,587
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	308,561
FirstEnergy Corp., 2.65%, 3/01/2030	220,000	217,800
Georgia Power Co., 3.7%, 1/30/2050	121,000	136,172
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	203,320
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	243,514
PPL Capital Funding, Inc., 5%, 3/15/2044	135,000	168,548
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	68,000	72,949
Virginia Electric & Power Co., 2.875%, 7/15/2029	444,000	487,619
WEC Energy Group, Inc., 1.8%, 10/15/2030	292,000	288,911
		$2,508,948
Total Bonds		$34,429,727
Preferred Stocks – 0.1%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	1,215	$126,195
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	1,448	$472

Investment Companies (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 0.09% (v)	8,770,293	$8,770,293
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	13,518	$13,518
Securities Sold Short – (0.0)%
Medical & Health Technology & Services – (0.0)%
Healthcare Services Group, Inc.	(256)	$(8,299)
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(73)	$(11,626)
Total Securities Sold Short		$(19,925)

Other Assets, Less Liabilities – 2.5%		4,476,229
Net Assets – 100.0%		$177,374,164
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,770,293 and $164,147,567, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,133,360, representing 4.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/20	$19,537	$25,624
GCM Grosvenor	7/31/20	36,050	46,721
Total Restricted Securities			$72,345
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	5,252,385	USD	3,880,000	JPMorgan Chase Bank N.A.	2/04/2021	$134,181
CAD	4,283,102	USD	3,298,000	JPMorgan Chase Bank N.A.	2/04/2021	51,466
GBP	1,883,230	USD	2,441,382	Goldman Sachs International	2/04/2021	138,948
GBP	2,091,052	USD	2,771,000	JPMorgan Chase Bank N.A.	2/04/2021	94,080
JPY	190,022,494	USD	1,807,000	Goldman Sachs International	2/04/2021	7,175
NOK	71,097,598	USD	7,614,904	Goldman Sachs International	2/04/2021	685,541

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
NZD	4,599,859	USD	3,206,000	Goldman Sachs International	2/04/2021	$99,445
SEK	54,801,597	USD	6,187,755	Goldman Sachs International	2/04/2021	370,486
USD	5,922,000	AUD	7,608,373	JPMorgan Chase Bank N.A.	2/04/2021	107,236
USD	1,684,681	HKD	13,058,041	Goldman Sachs International	2/04/2021	481
USD	193,088	HKD	1,496,573	JPMorgan Chase Bank N.A.	2/04/2021	63
USD	1,922,458	JPY	200,758,467	Goldman Sachs International	2/04/2021	5,785
USD	15,043,935	JPY	1,571,174,638	JPMorgan Chase Bank N.A.	2/04/2021	43,681
USD	645,000	NOK	5,430,641	Goldman Sachs International	2/04/2021	10,988
USD	3,098,000	NZD	4,254,448	JPMorgan Chase Bank N.A.	2/04/2021	40,765
USD	491,000	SEK	4,014,386	Goldman Sachs International	2/04/2021	10,589
USD	501,288	TWD	14,020,525	JPMorgan Chase Bank N.A.	2/04/2021	594
						$1,801,504
Liability Derivatives
CAD	3,954,680	USD	3,119,000	JPMorgan Chase Bank N.A.	2/04/2021	$(26,366)
CHF	1,635,218	USD	1,861,000	JPMorgan Chase Bank N.A.	2/04/2021	(25,123)
EUR	1,851,257	USD	2,281,000	Goldman Sachs International	2/04/2021	(34,312)
HKD	852,608	USD	110,000	Goldman Sachs International	2/04/2021	(32)
JPY	140,286,037	USD	1,359,000	JPMorgan Chase Bank N.A.	2/04/2021	(19,667)
USD	4,664,096	AUD	6,446,158	JPMorgan Chase Bank N.A.	2/04/2021	(262,435)
USD	159,066	BRL	909,113	Goldman Sachs International	2/04/2021	(7,083)
USD	841,563	CAD	1,119,073	JPMorgan Chase Bank N.A.	2/04/2021	(33,573)
USD	10,990,648	CHF	9,977,512	JPMorgan Chase Bank N.A.	2/04/2021	(211,212)
USD	675,709	DKK	4,297,064	JPMorgan Chase Bank N.A.	2/04/2021	(25,466)
USD	3,877,797	EUR	3,261,154	Goldman Sachs International	2/04/2021	(79,944)
USD	10,468,209	EUR	8,935,502	JPMorgan Chase Bank N.A.	2/04/2021	(375,929)
USD	456,000	GBP	335,714	Goldman Sachs International	2/04/2021	(3,982)
USD	2,872,808	GBP	2,212,441	JPMorgan Chase Bank N.A.	2/04/2021	(158,593)
USD	128,868	ILS	439,381	JPMorgan Chase Bank N.A.	2/04/2021	(4,941)
USD	325,219	INR	24,419,084	JPMorgan Chase Bank N.A.	2/04/2021	(9,394)
USD	459,679	KRW	521,496,480	JPMorgan Chase Bank N.A.	2/04/2021	(6,527)
USD	104,954	MXN	2,241,897	Goldman Sachs International	2/04/2021	(4,389)
USD	914,000	NOK	8,258,803	Goldman Sachs International	2/04/2021	(50,192)
USD	4,341,264	NZD	6,527,137	Goldman Sachs International	2/04/2021	(349,118)
USD	93,620	RUB	7,501,212	JPMorgan Chase Bank N.A.	2/04/2021	(5,475)
USD	284,000	SEK	2,445,103	Goldman Sachs International	2/04/2021	(8,611)
USD	366,159	SGD	499,371	JPMorgan Chase Bank N.A.	2/04/2021	(9,758)
USD	103,204	TOF	3,204,240	JPMorgan Chase Bank N.A.	2/04/2021	(3,917)
USD	128,134	ZAR	2,078,796	Goldman Sachs International	2/04/2021	(9,267)
						$(1,725,306)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	45	$6,943,461	February – 2021	$69,273
CAC 40 Index	Short	EUR	6	392,818	February – 2021	18,805
FTSE 100 Index	Short	GBP	6	520,389	March – 2021	15,231
FTSE Taiwan Index	Short	USD	22	1,164,020	February – 2021	59,504
FTSE/JSE Top 40 Index	Short	ZAR	8	301,026	March – 2021	2,238
NIFTY Index	Short	USD	111	3,045,951	February – 2021	153,501

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Equity Futures − continued
S&P/ASX 200 Index	Short	AUD	71	$8,829,949	March – 2021	$134,804
						$453,356
Interest Rate Futures
Japan Government Bond 10 yr	Short	JPY	4	$5,797,699	March – 2021	$6,816
Long Gilt 10 yr	Short	GBP	68	12,491,329	March – 2021	8,539
U.S. Treasury Ultra Note 10 yr	Short	USD	20	3,076,563	March – 2021	51,771
						$67,126
						$520,482
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,190	$2,558,961	February – 2021	$(117,696)
DAX Index	Short	EUR	6	2,441,532	March – 2021	(7,304)
FTSE MIB Index	Long	EUR	34	4,435,953	March – 2021	(93,280)
Hang Seng Index	Long	HKD	27	4,914,978	February – 2021	(303,227)
IBEX 35 Index	Long	EUR	6	564,514	February – 2021	(42,635)
IBOV Index	Long	BRL	39	820,116	February – 2021	(6,173)
KOSPI 200 Index	Short	KRW	55	4,974,419	March – 2021	(421,197)
Mexbol Index	Long	MXN	148	3,110,318	March – 2021	(79,421)
MSCI Singapore Index	Long	SGD	72	1,768,858	February – 2021	(71,817)
OMX 30 Index	Long	SEK	9	208,387	February – 2021	(1,269)
Russell 2000 Index	Short	USD	151	15,614,910	March – 2021	(1,009,988)
S&P 500 E-Mini Index	Short	USD	255	47,241,300	March – 2021	(394,106)
S&P MidCap 400 Index	Short	USD	61	14,247,770	March – 2021	(604,561)
S&P/TSX 60 Index	Long	CAD	20	3,200,313	March – 2021	(79,115)
Topix Index	Short	JPY	24	4,130,722	March – 2021	(92,037)
						$(3,323,826)
Interest Rate Futures
Australian Note 10 yr	Long	AUD	93	$10,367,596	March – 2021	$(47,817)
Canadian Treasury Bond 10 yr	Long	CAD	31	3,578,424	March – 2021	(28,946)
Euro-Bund 10 yr	Short	EUR	59	12,691,003	March – 2021	(5,158)
U.S. Treasury Note 10 yr	Long	USD	50	6,851,563	March – 2021	(6,435)
						$(88,356)
						$(3,412,182)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	51,000,000	centrally cleared	0.247%/Semi-annually	0.232% FLR (3-Month LIBOR)/Quarterly	$49,604	$—	$49,604
11/06/24	USD	20,200,000	centrally cleared	1.582%/Semi-annually	0.232% FLR (3-Month LIBOR)/Quarterly	993,130	—	993,130
						$1,042,734	$—	$1,042,734

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	10,300,000	centrally cleared	0.232% FLR (3-Month LIBOR)/Quarterly	1.702%/Semi-annually	$(642,119)	$—	$(642,119)
11/06/49	USD	3,997,917	centrally cleared	0.232% FLR (3-Month LIBOR)/Quarterly	1.893%/Semi-annually	(289,262)	—	(289,262)
						$(931,381)	$—	$(931,381)
At January 31, 2021, the fund had cash collateral of $1,606,245 and other liquid securities with an aggregate value of $20,335,348 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$88,264,437	$969,809	$—	$89,234,246
Japan	985,742	4,984,303	—	5,970,045
Switzerland	4,273,903	1,605,473	—	5,879,376
France	2,829,285	2,733,270	—	5,562,555
United Kingdom	4,256,097	436,527	—	4,692,624
Germany	2,617,952	576,170	—	3,194,122
Canada	2,900,982	500	—	2,901,482
Taiwan	1,796,070	—	—	1,796,070
China	407,750	1,179,357	—	1,587,107
Other Countries	4,685,727	4,200,968	—	8,886,695
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,091,649	—	1,091,649
Non - U.S. Sovereign Debt	—	2,044,430	—	2,044,430
Municipal Bonds	—	518,390	—	518,390
U.S. Corporate Bonds	—	23,951,245	—	23,951,245
Foreign Bonds	—	6,824,013	—	6,824,013
Mutual Funds	8,783,811	—	—	8,783,811
Total	$121,801,756	$51,116,104	$—	$172,917,860
Securities Sold Short	$(19,925)	$—	$—	$(19,925)
Other Financial Instruments
Futures Contracts – Assets	$280,131	$240,351	$—	$520,482
Futures Contracts – Liabilities	(2,261,720)	(1,150,462)	—	(3,412,182)
Forward Foreign Currency Exchange Contracts – Assets	—	1,801,504	—	1,801,504
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,725,306)	—	(1,725,306)
Swap Agreements – Assets	—	1,042,734	—	1,042,734
Swap Agreements – Liabilities	—	(931,381)	—	(931,381)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,067,592	$32,400,400	$34,697,699	$—	$—	$8,770,293
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,787	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.